Cash flows from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit (loss)	€ 170.5	€ 136.5	€ 36.4
Adjustments for:
Exceptional items	17.7	37.2	134.5
Non-cash fair value purchase price adjustment of inventory	5.7	0.0	0.0
Share based payments expense	13.0	2.6	1.2
Depreciation charge	39.3	35.9	43.3
Amortization	7.0	6.5	7.8
Loss on disposal of property, plant and equipment	0.3	0.5	0.7
Finance costs	57.6	81.6	86.3
Finance income	(1.6)	(7.2)	(24.2)
Taxation	56.6	32.0	39.6
Operating cash flow before changes in working capital, provisions and exceptional items	366.1	325.6	325.6
(Decrease)/increase in inventories	(20.2)	16.7	(18.1)
Increase in trade and other receivables	(10.8)	(1.6)	(8.8)
Increase in trade and other payables	64.5	18.1	60.8
Decrease in employee benefit and other provisions	(2.0)	(0.3)	(3.3)
Cash generated from operations before tax and exceptional items	397.6	358.5	356.2
Material reconciling items [member]
Adjustments for:
Exceptional items	€ 17.7	€ 37.2	€ 134.5